REVENUE - Transaction Price Amounts Allocated to Remaining Performance Obligations (Details) - Novartis - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	$ 17.9	$ 68.8
PO1: Licensing of Intellectual Property and Completion of Legend Phase 1 Trial
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	17.9	68.5
Within 1 year | PO1: Licensing of Intellectual Property and Completion of Legend Phase 1 Trial
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	17.9	56.3
1 - 2 years | PO1: Licensing of Intellectual Property and Completion of Legend Phase 1 Trial
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	0.0	12.2
2 - 3 Years | PO1: Licensing of Intellectual Property and Completion of Legend Phase 1 Trial
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue		0.0
3 - 4 years | PO1: Licensing of Intellectual Property and Completion of Legend Phase 1 Trial
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	0.0	0.0
After 4 years | PO1: Licensing of Intellectual Property and Completion of Legend Phase 1 Trial
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	$ 0.0	$ 0.0